Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 26, 2015
Supplement [Text Block]	intnatleqidx_SupplementTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

Supplement to the Prospectus and Summary Prospectus Dated February 26, 2015

New Target Indexes

Effective immediately, Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund have begun tracking their new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed below, will result in more comprehensive representation of each Fund's market segment due to the addition of small-capitalization equity securities to their portfolios.

Vanguard Fund	Previous Target Index	New Target Index
European Stock Index Fund	FTSE Developed Europe Index	FTSE Developed Europe All Cap Index
Pacific Stock Index Fund	FTSE Developed Asia Pacific Index	FTSE Developed Asia Pacific All Cap Index

Prospectus and Summary Prospectus Text Changes for Vanguard European Stock Index Fund

The paragraph under "Principal Investment Strategies" is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe All Cap Index. The FTSE Developed Europe All Cap Index is a market-capitalization-weighted index that is made up of approximately 1,250 common stocks of large-, mid-, and small-cap companies located in 16 European countries—mostly companies in the United Kingdom, Germany, France, and Switzerland. Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden.

Prospectus and Summary Prospectus Text Changes for Vanguard Pacific Stock Index Fund

The paragraph under "Principal Investment Strategies" is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Asia Pacific All Cap Index. The FTSE Developed Asia Pacific All Cap Index is a market-capitalization-weighted index that is made up of approximately 2,150 common stocks of large-, mid-, and small-cap companies located in Japan, Australia, South Korea, Hong Kong, Singapore, and New Zealand.

London Stock Exchange Group companies includes FTSE International Limited ("FTSE"), Frank Russell Company ("Russell"), MTS Next Limited ("MTS"), and FTSE TMX Global Debt Capital Markets Inc ("FTSE TMX"). All rights reserved. "FTSE®", "Russell®", "MTS®", "FTSE TMX®" and "FTSE Russell" and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under licence.

All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE Developed Europe Index and FTSE Developed Asia Pacific Index (upon which the Funds were based) and the FTSE Developed Europe All Cap Index and FTSE Developed Asia Pacific All Cap Index (upon which the Funds are now based) or the fitness or suitability of the Indexes for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies' index values and the use of their indexes to create financial products require a licence with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 72A 102015

Vanguard European Stock Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	intnatleqidx_SupplementTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard European Stock Index Fund

Supplement to the Prospectus and Summary Prospectus Dated February 26, 2015

New Target Indexes

Effective immediately, Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund have begun tracking their new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed below, will result in more comprehensive representation of each Fund's market segment due to the addition of small-capitalization equity securities to their portfolios.

Vanguard Fund	Previous Target Index	New Target Index
European Stock Index Fund	FTSE Developed Europe Index	FTSE Developed Europe All Cap Index

Prospectus and Summary Prospectus Text Changes for Vanguard European Stock Index Fund

The paragraph under "Principal Investment Strategies" is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe All Cap Index. The FTSE Developed Europe All Cap Index is a market-capitalization-weighted index that is made up of approximately 1,250 common stocks of large-, mid-, and small-cap companies located in 16 European countries—mostly companies in the United Kingdom, Germany, France, and Switzerland. Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden.

London Stock Exchange Group companies includes FTSE International Limited ("FTSE"), Frank Russell Company ("Russell"), MTS Next Limited ("MTS"), and FTSE TMX Global Debt Capital Markets Inc ("FTSE TMX"). All rights reserved. "FTSE®", "Russell®", "MTS®", "FTSE TMX®" and "FTSE Russell" and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under licence.

All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE Developed Europe Index and FTSE Developed Asia Pacific Index (upon which the Funds were based) and the FTSE Developed Europe All Cap Index and FTSE Developed Asia Pacific All Cap Index (upon which the Funds are now based) or the fitness or suitability of the Indexes for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies' index values and the use of their indexes to create financial products require a licence with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 72A 102015

Vanguard Pacific Stock Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	intnatleqidx_SupplementTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Pacific Stock Index Fund

Supplement to the Prospectus and Summary Prospectus Dated February 26, 2015

New Target Indexes

Effective immediately, Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund have begun tracking their new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed below, will result in more comprehensive representation of each Fund's market segment due to the addition of small-capitalization equity securities to their portfolios.

Vanguard Fund	Previous Target Index	New Target Index
Pacific Stock Index Fund	FTSE Developed Asia Pacific Index	FTSE Developed Asia Pacific All Cap Index

Prospectus and Summary Prospectus Text Changes for Vanguard Pacific Stock Index Fund

The paragraph under "Principal Investment Strategies" is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Asia Pacific All Cap Index. The FTSE Developed Asia Pacific All Cap Index is a market-capitalization-weighted index that is made up of approximately 2,150 common stocks of large-, mid-, and small-cap companies located in Japan, Australia, South Korea, Hong Kong, Singapore, and New Zealand.

London Stock Exchange Group companies includes FTSE International Limited ("FTSE"), Frank Russell Company ("Russell"), MTS Next Limited ("MTS"), and FTSE TMX Global Debt Capital Markets Inc ("FTSE TMX"). All rights reserved. "FTSE®", "Russell®", "MTS®", "FTSE TMX®" and "FTSE Russell" and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under licence.

All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE Developed Europe Index and FTSE Developed Asia Pacific Index (upon which the Funds were based) and the FTSE Developed Europe All Cap Index and FTSE Developed Asia Pacific All Cap Index (upon which the Funds are now based) or the fitness or suitability of the Indexes for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies' index values and the use of their indexes to create financial products require a licence with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 72A 102015